Consolidated Statement of Stockholders' Equity - USD ($)	Total	Preferred Stock	Common Stock	Stock Warrants	Additional Paid-in Capital	Stock Payable	Deferred Stock Compensation	Accumulated Deficit
Balance at Dec. 31, 2015	$ 8,942,496		$ 9,677	$ 2,329,508	$ 32,204,853	$ 1,132,148	$ (13,800)	$ (26,719,890)
Balance, shares at Dec. 31, 2015			9,676,974
Issuance of stock options to employees	384,126				384,126
Issuance of common stock: for services	51,375		$ 16		51,359
Issuance of common stock: for services, shares			16,667
Issuance of common stock: for cash	449,500		$ 128		449,372
Issuance of common stock: for cash, shares			128,063
Issuance of common stock: for options			$ 35		(35)
Issuance of common stock: for options, shares			34,585
Issuance of common stock: for litigation settlement	110,000		$ 33		109,967
Issuance of common stock: for litigation settlement, shares			33,333
Issue shares for stock payable			$ 17		94,483	(94,500)
Issue shares for stock payable, shares			16,667
Shares redeemed for cash	(599,915)				437,733	(1,037,648)
Expiration of Warrants				(35,092)	35,092
Expense consulting services	13,800						13,800
Net loss for the year	(1,539,203)							(1,539,203)
Balance at Dec. 31, 2016	7,812,179		$ 9,906	2,294,416	33,766,950			(28,259,093)
Balance, shares at Dec. 31, 2016			9,906,289
Issuance of stock options to employees	815,014				815,014
Issuance of common stock: for services	87,375		$ 25		87,350
Issuance of common stock: for services, shares			25,000
Issuance of common stock: for options			$ 8		(8)
Issuance of common stock: for options, shares			8,071
Shares redeemed for cash	(390,000)		$ (166)		(389,834)
Shares redeemed for cash, shares			(166,666)
Expiration of Warrants				(1,007,992)	1,007,992
Net loss for the year	(2,104,029)							(2,104,029)
Balance at Dec. 31, 2017	$ 6,220,539		$ 9,773	$ 1,286,424	$ 35,287,464			$ (30,363,122)
Balance, shares at Dec. 31, 2017			9,772,694